Disclosure of detailed information about contractual cash flow maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Accounts payable and accrued liabilities	$ 7,998	$ 6,335
Foreign exchange forward contracts designated as cash flow hedges	43	258
Income taxes payable	695	1,638
Payable to loyalty program partners	65,567	53,242
Financial liabilities	74,303	61,473
Carrying amount [Member]
Statement [Line Items]
Accounts payable and accrued liabilities	7,998	6,335
Foreign exchange forward contracts designated as cash flow hedges	43	258
Income taxes payable	695	1,638
Payable to loyalty program partners	65,567	53,242
Financial liabilities	74,303	61,473
Within 1 year [Member]
Statement [Line Items]
Accounts payable and accrued liabilities	7,998	6,335
Foreign exchange forward contracts designated as cash flow hedges	43	258
Income taxes payable	695	1,638
Payable to loyalty program partners	65,567	53,242
Financial liabilities	74,303	61,473
1 year to 3 years [Member]
Statement [Line Items]
Accounts payable and accrued liabilities	0	0
Foreign exchange forward contracts designated as cash flow hedges	0	0
Payable to loyalty program partners	0	0
Financial liabilities	0	0
3 years and beyond [Member]
Statement [Line Items]
Accounts payable and accrued liabilities	0	0
Foreign exchange forward contracts designated as cash flow hedges		0
Income taxes payable	0
Payable to loyalty program partners	0	0
Financial liabilities	$ 0	$ 0